AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2026
	Shares	Value
Common Stocks - 95.7%
Consumer Discretionary - 9.3%
Asbury Automotive Group, Inc.*,1	1,469	$340,367
Burlington Stores, Inc.*	2,855	1,052,010
Churchill Downs, Inc.	6,495	547,529
Grand Canyon Education, Inc.*	4,430	643,856
LKQ Corp.[1]	8,079	181,374
Pool Corp.[1]	1,062	197,224
Revolve Group, Inc.*	11,113	279,047
Texas Roadhouse, Inc.	3,016	619,607
Vail Resorts, Inc.[1]	794	118,608

Total Consumer Discretionary		3,979,622
Consumer Staples - 1.5%
Performance Food Group Co.*	5,782	661,403
Energy - 4.0%
Cactus, Inc., Class A	5,642	366,787
Matador Resources Co.	9,406	469,266
Range Resources Corp.[1]	9,838	394,897
Solaris Energy Infrastructure, Inc.	9,003	462,844

Total Energy		1,693,794
Financials - 6.5%
Evercore, Inc., Class A	2,260	724,466
Houlihan Lokey, Inc.	3,928	492,925
Kinsale Capital Group, Inc.	956	340,737
MarketAxess Holdings, Inc.	1,236	200,603
Pinnacle Financial Partners, Inc.	3,089	325,055
RLI Corp.[1]	4,255	260,576
Seacoast Banking Corp. of Florida[1]	12,285	426,781

Total Financials		2,771,143
Health Care - 25.4%
Acadia Healthcare Co., Inc.*,1	7,575	224,372
Agios Pharmaceuticals, Inc.*,1	15,238	457,445
Alkermes PLC (Ireland)*	10,792	528,700
Azenta, Inc.*,1	9,717	273,339
Bio-Rad Laboratories, Inc., Class A*,1	851	276,983
Bridgebio Pharma, Inc.*	6,597	528,354
Chemed Corp.	680	361,930
Cytokinetics, Inc.*	6,390	492,861
Globus Medical, Inc., Class A*	8,992	708,480
Halozyme Therapeutics, Inc.*,1	8,678	716,282
HealthEquity, Inc.*	4,529	455,663
Insmed, Inc.*	5,760	567,936
Ionis Pharmaceuticals, Inc.*,1	11,079	573,560
	Shares	Value

Medpace Holdings, Inc.*	725	$418,405
Natera, Inc.*	1,983	530,968
Neurocrine Biosciences, Inc.*	4,324	721,243
Phathom Pharmaceuticals, Inc.*,1	54,266	474,827
Praxis Precision Medicines, Inc.*	1,769	544,551
Supernus Pharmaceuticals, Inc.*	9,231	411,980
Travere Therapeutics, Inc.*	10,391	580,753
Ultragenyx Pharmaceutical, Inc.*	17,284	430,544
Veracyte, Inc.*,1	12,551	581,362

Total Health Care		10,860,538
Industrials - 23.8%
AeroVironment, Inc.*	1,884	281,413
Allegion PLC (Ireland)	2,230	351,002
API Group Corp.*	23,721	941,249
Applied Industrial Technologies, Inc.	1,775	612,748
CSW Industrials, Inc.[1]	1,731	552,068
Curtiss-Wright Corp.	558	403,992
FTAI Aviation, Ltd.	2,216	456,496
Interface, Inc.	11,931	408,756
ITT, Inc.	4,574	896,412
Knight-Swift Transportation Holdings, Inc.	4,757	330,754
Lincoln Electric Holdings, Inc.	1,362	355,904
Moog, Inc., Class A	2,215	863,518
Nordson Corp.	1,951	580,969
Paylocity Holding Corp.*	3,015	415,753
Powell Industries, Inc.	3,201	667,985
RBC Bearings, Inc.*	693	382,058
SiteOne Landscape Supply, Inc.*	3,859	364,444
SPX Technologies, Inc.*	1,802	395,755
Sterling Infrastructure, Inc.*	1,515	904,107

Total Industrials		10,165,383
Information Technology - 20.3%
Advanced Energy Industries, Inc.	3,350	969,892
CCC Intelligent Solutions Holdings, Inc.*,1	42,986	261,785
Cognex Corp.	6,977	455,179
Coherent Corp.*	1,471	386,711
Credo Technology Group Holding, Ltd.*	836	173,044
The Descartes Systems Group, Inc. (Canada)*	4,198	315,522
Entegris, Inc.	6,040	719,062
Fabrinet (Thailand)*	1,458	634,828
Flex, Ltd.*	3,165	360,019
Jabil, Inc.	1,844	580,952
Littelfuse, Inc.	1,093	483,248

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 20.3% (continued)
MACOM Technology Solutions Holdings, Inc.*	2,965	$745,520
Manhattan Associates, Inc.*	2,843	544,036
Novanta, Inc.*,1	4,085	582,317
Procore Technologies, Inc.*	9,650	528,530
SailPoint, Inc.*,1	35,168	589,767
Tyler Technologies, Inc.*	1,196	370,282

Total Information Technology		8,700,694
Materials - 3.1%
Avient Corp.	9,479	344,277
Eagle Materials, Inc.	1,319	270,316
Quaker Chemical Corp.[1]	1,964	315,261
RPM International, Inc.	3,667	392,626

Total Materials		1,322,480
Real Estate - 1.8%
EastGroup Properties, Inc., REIT	2,274	475,289
Sun Communities, Inc., REIT	2,292	283,016

Total Real Estate		758,305

Total Common Stocks (Cost $33,604,228)		40,913,362
	Shares	Value

Rights - 0.0%
Health Care - 0.0%
Abiomed, Inc.*,2,3 (Cost $0)	1,175	$0

	Principal Amount
Short-Term Investments - 4.0%
Repurchase Agreements - 4.0%
Fixed Income Clearing Corp., dated 07/31/26, due 08/03/26, 3.350% total to be received $1,699,474 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $1,733,033)	$1,699,000	1,699,000

Total Short-Term Investments (Cost $1,699,000)		1,699,000
Total Investments - 99.7% (Cost $35,303,228)		42,612,362
Other Assets, less Liabilities - 0.3%		125,136
Net Assets - 100.0%		$42,737,498

*	Non-income producing security.
[1]	Some of these securities, amounting to $7,110,299 or 16.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	This security is restricted and not available for re-sale. The Fund received Contingent Value Rights ("CVRs") of Abiomed, Inc. ("ABIOMED") from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. At July 31, 2026, the cost and market value for ABIOMED was $0 and $0, respectively, which represents 0% of net assets.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$40,913,362	—	—	$40,913,362
Rights
Health Care	—	—	$0	—
Short-Term Investments
Repurchase Agreements	—	$1,699,000	—	1,699,000
Total Investments in Securities	$40,913,362	$1,699,000	$0	$42,612,362

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
For the period ended July 31, 2026, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended July 31, 2026, the change in unrealized appreciation (depreciation) was $0.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$7,110,299	—	$7,450,337	$7,450,337
The following table summarizes the securities received as collateral for securities lending at July 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	07/31/26-08/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.